Subsequent events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
24.	Subsequent events

The Company has analyzed its operations subsequent to September 30, 2011 and has determined that there are no material subsequent events to disclose in these financial statements.